LONG-TERM DEBT (Details)	9 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended			36 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended					1 Months Ended						1 Months Ended			1 Months Ended				1 Months Ended			9 Months Ended		1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended												1 Months Ended						1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended		1 Months Ended		1 Months Ended			1 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2012 Loan facilities secured with mortgages on vessels and rig including newbuildings [Member] USD ($)	Sep. 30, 2012 Loan facilities secured against 8.5% Senior Notes held as treasury notes [Member] USD ($)	Sep. 30, 2012 Loan facilities secured against investment in securities [Member] USD ($)	Sep. 30, 2012 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2011 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2010 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2009 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2006 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 15, 2003 8.5% Senior Notes due 2013 [Member] USD ($)	Oct. 31, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member]	Sep. 30, 2012 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2011 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Sep. 30, 2012 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Dec. 31, 2011 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Oct. 07, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Feb. 28, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]	Sep. 30, 2012 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Dec. 31, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Feb. 08, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] USD ($)	Apr. 30, 2006 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 210 million secured term loan facility [Member] USD ($) vessels subsidiaries	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 210 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 210 million secured term loan facility [Member] USD ($)	Aug. 31, 2007 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 149 million secured term loan facility [Member] USD ($) vessels subsidiaries	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 149 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 149 million secured term loan facility [Member] USD ($)	Jan. 31, 2008 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 149 million secured term loan facility [Member] vessels	Jan. 31, 2008 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 77 million secured term loan facility [Member] USD ($) vessels subsidiaries	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 77 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 77 million secured term loan facility [Member] USD ($)
Sep. 30, 2012
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member]
US$ 30 million secured revolving credit facility (February 2008) [Member]
USD ($)
Twenty_Foot_Equivalent_Unit
																																					Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)
Mar. 31, 2008
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member]
US$ 49 million secured term loan and revolving credit facility [Member]
USD ($)
subsidiaries
tankers
																																							Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)
Sep. 30, 2008
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member]
US$ 58 million secured revolving credit facility [Member]
USD ($)
subsidiaries
Twenty_Foot_Equivalent_Unit
vessels
																																										Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 58 million secured revolving credit facility [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 58 million secured revolving credit facility [Member] USD ($)	Jun. 30, 2009 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 60 million secured term loan facility [Member] USD ($)	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 60 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 60 million secured term loan facility [Member] USD ($)	Jun. 30, 2009 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 30 million secured term loan facility (June 2009) [Member] USD ($)	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 30 million secured term loan facility (June 2009) [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 30 million secured term loan facility (June 2009) [Member] USD ($)	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Feb. 28, 2010 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessels	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessels	Mar. 31, 2010 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessels	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Mar. 31, 2010 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Nov. 30, 2010 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 54 million secured term loan facility [Member] USD ($) subsidiaries	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 54 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 54 million secured term loan facility [Member] USD ($)	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Feb. 28, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Mar. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 75 million secured term loan facility [Member] USD ($) subsidiaries vessels	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 75 million secured term loan facility [Member] USD ($) vessels	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 75 million secured term loan facility [Member] USD ($) vessels
May 31, 2011
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member]
US$ 171 million secured term loan facility [Member]
USD ($)
subsidiaries
Twenty_Foot_Equivalent_Unit
vessels
																																																																					Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 171 million secured term loan facility [Member] USD ($) vessels	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 171 million secured term loan facility [Member] USD ($)	Jun. 30, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 55 million secured securities financing facility [Member] USD ($)	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 55 million secured securities financing facility [Member] USD ($)	Jul. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 167 million secured term loan facility USD ($) subsidiaries vessels	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 167 million secured term loan facility USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 167 million secured term loan facility USD ($)
Mar. 31, 2012
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member]
US$ 184 million secured term loan and revolving credit facility [Member]
USD ($)
subsidiaries
vessels
																																																																													Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 184 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 184 million secured term loan and revolving credit facility [Member] USD ($)
Debt Instrument [Line Items]
Total debt	$ 1,850,531,000		$ 1,910,464,000	$ 1,309,100,000	$ 66,000,000	$ 0	$ 274,209,000	$ 274,209,000						436,500,000	446,500,000		$ 76,247,000	$ 74,583,000			$ 125,000,000	$ 125,000,000		$ 1,375,075,000	$ 1,436,672,000		$ 174,800,000	$ 175,000,000		$ 84,500,000	$ 90,800,000			$ 47,100,000	$ 51,900,000	$ 7,000,000	$ 9,000,000		$ 29,900,000	$ 33,300,000		$ 23,000,000	$ 33,600,000		$ 43,800,000	$ 46,500,000		$ 22,200,000	$ 23,500,000	$ 35,500,000	$ 37,600,000		$ 385,700,000	$ 439,800,000		$ 35,500,000	$ 37,600,000			$ 46,800,000	$ 49,800,000	$ 80,000,000	$ 87,500,000			$ 69,900,000	$ 64,700,000		$ 125,300,000	$ 96,800,000				$ 136,400,000	$ 0		$ 27,600,000	$ 0
Less : current portion of long-term debt	(220,051,000)		(150,342,000)
Total long-term debt, non-current portion	1,630,480,000		1,760,122,000
Long-term Debt, by Maturity [Abstract]
2012 (remaining three months)	36,719,000
2013	490,294,000
2014	305,374,000
2015	365,761,000
2016	177,172,000
Thereafter	475,211,000
Total debt	1,850,531,000		1,910,464,000	1,309,100,000	66,000,000	0	274,209,000	274,209,000						436,500,000	446,500,000		76,247,000	74,583,000			125,000,000	125,000,000		1,375,075,000	1,436,672,000		174,800,000	175,000,000		84,500,000	90,800,000			47,100,000	51,900,000	7,000,000	9,000,000		29,900,000	33,300,000		23,000,000	33,600,000		43,800,000	46,500,000		22,200,000	23,500,000	35,500,000	37,600,000		385,700,000	439,800,000		35,500,000	37,600,000			46,800,000	49,800,000	80,000,000	87,500,000			69,900,000	64,700,000		125,300,000	96,800,000				136,400,000	0		27,600,000	0
Weighted average interest rate (in hundredths)																								4.15%	4.51%
Three month dollar LIBOR rate (in hundredths)																								0.36%	0.58%
Three month Norwegian kroner NIBOR rate (in hundredths)																								1.97%	2.89%
Revolving credit facility, available amount	30,800,000			19,200,000	0	11,600,000	0										0				0
Debt instrument, face amount												580,000,000							500,000,000				125,000,000			210,000,000			149,000,000				77,000,000			30,000,000		49,000,000			58,000,000			60,000,000			30,000,000					42,600,000			725,000,000			42,600,000	54,000,000					95,000,000	75,400,000			171,000,000			55,000,000	55,000,000	166,800,000			184,000,000
Number of container vessels (in Twenty-foot equivalent units - TEC)																																				1,700					1,700																											1,700
Stated interest rate												8.50%											3.75%
Convertible bonds time period																							10 days
Redemption price of debt, old rate (in hundredths)												104.25%
Redemption price of debt, new rate (in hundredths)												100.00%
Amount of debt repurchased								21,900,000	5,000,000	148,000,000	130,900,000			10,000,000	13,000,000	40,500,000
Gain/(loss) on repurchase of bonds	129,000	(469,000)	521,000					500,000	(13,000)	20,600,000
Earliest redemption date													Oct. 07, 2013
Latest redemption date													Apr. 06, 2014
Notice of redemption (in days)																			30 days
Redemption price of debt (in hundredths)																			100.50%
Conversion price (in dollars per share)																					$ 21.73		$ 27.05
Premium of conversion price to share price (in hundredths)																							35.00%
Threshold percentage of value of shares underlying each bond to principal amount of bond for the bonds to be callable (in hundredths)																					130.00%
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement																										5			5				2					2			2																		2						3			8					5			4
Number of new vessels acquired that were partly funded by secured term loan facility																										5			5				2					2
Minimum revenue level by vessel-owning subsidiaries																										25,000,000
Term of loan																										12 years			7 years				7 years			7 years		10 years			5 years											5 years			5 years			5 years	8 years					7 years	8 years			10 years					6 years			12 years
Number of vessels sold																																1																					1	3
Number of remaining vessels relating to loan facility																																4																					22																2
Number of vessels against which loan was secured																																									2														26										3			7					5			4
Maturity date of debt							2013						2014							2016																								January 2013			January 2013
Number of vessels delivered																																																																		1	2		5
Debt facility undrawn portion																																																																					34,000,000
Amount available to draw																																																																					15,600,000					3,600,000			156,400,000
Refinaced debt																																																																									350,000,000
Percentage of acquisition cost of securities which may be funded by financing facility (in hundredths)																																																																							50.00%
Debt covenant, fair market value of vessels minimum percentage	100.00%
Debt covenant, fair market value of vessels maximum percentage	140.00%
Debt covenant, minimum available cash on consolidated basis	$ 25,000,000
Debt covenant, maximum ratio of total liabilities to adjusted total assets	0.80